Matthews Japan Fund	March 31, 2022

Schedule of Investmentsa (unaudited)

COMMON EQUITIES: 97.1%

	Shares	Value

INDUSTRIALS: 25.2%
Machinery: 8.6%
SMC Corp.	68,800	$38,458,793
Toyota Industries Corp.	462,100	31,872,621
Japan Steel Works, Ltd.	755,300	23,410,392
IHI Corp.	748,000	17,870,841

		111,612,647

Professional Services: 4.8%
Recruit Holdings Co., Ltd.	806,600	35,044,389
SMS Co., Ltd.	620,000	17,002,939
Persol Holdings Co., Ltd.	450,900	10,103,005

		62,150,333

Trading Companies & Distributors: 3.3%
Mitsubishi Corp.	655,200	24,587,523
ITOCHU Corp.	535,000	18,096,889

		42,684,412

Building Products: 2.1%
AGC, Inc.	343,500	13,724,674
Daikin Industries, Ltd.	72,000	13,075,484

		26,800,158

Commercial Services & Supplies: 1.8%
TOPPAN, Inc.	1,014,300	17,892,201
Raksul, Inc.[b]	197,700	4,812,689

		22,704,890

Electrical Equipment: 1.7%
Ushio, Inc.	1,515,700	22,438,323

Industrial Conglomerates: 1.5%
Hitachi, Ltd.	394,900	19,762,456

Air Freight & Logistics: 1.4%
Yamato Holdings Co., Ltd.	967,600	18,074,933

Total Industrials		326,228,152

INFORMATION TECHNOLOGY: 16.8%
Semiconductors & Semiconductor Equipment: 5.8%
Tokyo Electron, Ltd.	77,700	39,903,702
Renesas Electronics Corp.[b]	2,975,700	34,479,344

		74,383,046
IT Services: 5.6%
NTT Data Corp.	1,251,800	24,600,717
GMO Payment Gateway, Inc.	200,100	20,385,420
OBIC Co., Ltd.	125,100	18,737,092
Simplex Holdings, Inc.	584,900	9,123,678

		72,846,907
Electronic Equipment, Instruments & Components: 4.5%
Keyence Corp.	81,700	37,884,504
TDK Corp.	568,200	20,499,049

		58,383,553

	Shares	Value

Software: 0.9%
Appier Group, Inc.[b]	1,352,100	$11,142,167

Total Information Technology		216,755,673

CONSUMER DISCRETIONARY: 12.6%
Leisure Products: 4.3%
Bandai Namco Holdings, Inc.	299,500	22,710,934
Shimano, Inc.	86,800	19,877,926
Roland Corp.	394,800	13,028,240

		55,617,100

Household Durables: 4.1%
Sony Group Corp.	523,200	53,824,575

Automobiles: 2.0%
Toyota Motor Corp.	1,433,500	25,857,480

Auto Components: 1.2%
Koito Manufacturing Co., Ltd.	373,800	15,127,519

Hotels, Restaurants & Leisure: 1.0%
Food & Life Cos., Ltd.	450,500	12,565,351

Total Consumer Discretionary		162,992,025

MATERIALS: 10.1%
Chemicals: 10.1%
Shin-Etsu Chemical Co., Ltd.	378,300	57,476,383
JSR Corp.	1,299,200	38,258,730
Nissan Chemical Corp.	465,800	27,322,788
Sumitomo Bakelite Co., Ltd.	191,100	7,736,706

Total Materials		130,794,607

CONSUMER STAPLES: 9.6%
Food Products: 4.0%
Ajinomoto Co., Inc.	766,900	21,766,748
Kikkoman Corp.	233,500	15,466,190
Morinaga Milk Industry Co., Ltd.	342,300	14,643,745

		51,876,683

Food & Staples Retailing: 3.4%
Seven & i Holdings Co., Ltd.	919,800	43,853,493

Beverages: 2.2%
Suntory Beverage & Food, Ltd.	762,800	29,074,247

Total Consumer Staples		124,804,423

HEALTH CARE: 9.3%
Health Care Equipment & Supplies: 6.8%
Olympus Corp.	2,249,800	42,639,541
Hoya Corp.	233,000	26,552,187
Terumo Corp.	638,100	19,307,959

		88,499,687

Pharmaceuticals: 2.5%
Daiichi Sankyo Co., Ltd.	1,468,400	32,065,449

Total Health Care		120,565,136

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Matthews Japan Fund	March 31, 2022

Schedule of Investmentsa (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value

COMMUNICATION SERVICES: 7.2%
Media: 4.1%
Kadokawa Corp.	822,800	$21,554,588
CyberAgent, Inc.	1,604,300	19,852,581
Direct Marketing MiX, Inc.	776,400	11,571,116

		52,978,285

Entertainment: 1.8%
Capcom Co., Ltd.	947,400	22,969,076

Wireless Telecommunication Services: 1.3%
SoftBank Group Corp.	393,700	17,602,190

Total Communication Services		93,549,551

FINANCIALS: 6.3%
Diversified Financial Services: 4.9%
ORIX Corp.	2,331,200	46,466,783
eGuarantee, Inc.	1,008,000	16,796,085

		63,262,868

Insurance: 1.4%
Dai-ichi Life Holdings, Inc.	893,000	18,146,466

Total Financials		81,409,334

TOTAL INVESTMENTS: 97.1%		1,257,098,901
(Cost $1,274,807,944)

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.9%		37,007,012

NET ASSETS: 100.0%		$1,294,105,913

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b	Non-income producing security.

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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